UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22039


                        First Trust Specialty Finance and
                          Financial Opportunities Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: November 30
                                               -----------


             Date of reporting period: July 1, 2011 - June 30, 2012
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
HORIZON TECHNOLOGY FINANCE        12-JUL-11                            44045A-102                                      HRZN
        CORPORATION

           VOTE                MANAGEMENT FOR        PROPOSALS AT "SPECIAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- Against           For      1) Authorize the Company, with approval of its board of                 Issuer
                                              directors, to sell shares of its common stock (during the
                                              next 12 months) at a price below the then current net asset value per share, subject to certain limitations.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
    APOLLO INVESTMENT             02-AUG-11                            03761U-106                                      AINV
       CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Frank Puleo as director for a term ending 2014               Issuer
     Echo Voted -- For               For      1.2) Elect Carl Spielvogel as director for a term ending 2014           Issuer
     Echo Voted -- For               For      1.3) Elect Jeanette Loeb as director for a term ending 2014             Issuer
                                              2) Ratify the selection of PwC (PricewaterhouseCoopers LLP)
                                              as the independent registered public accounting firm.
     Echo Voted -- For               For      3) Authorize flexibility for Company, with approval of the              Issuer
                                              Board to sell shares of common stock (during next 12 months)
                                              at a price below its then current net asset value per share subject to limitations described herein (including that
                                              cumulative number of shares sold pursuant to such authority does not exceed 25% of its then outstanding common stock
                                              immediately prior to sale).



       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
   GLADSTONE INVESTMENT           04-AUG-11                            376546-107                                      GAIN
       CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Michela English as director for a term ending 2014           Issuer
     Echo Voted -- For               For      1.2) Elect Anthony Parker as director for a term ending 2014            Issuer
     Echo Voted -- For               For      1.3) Elect George Stelljes III (co-Vice Chairman & CIO) as              Issuer
                                              director for a term ending 2014
     Echo Voted -- For               For      2) Elect Gerard Mead as director                                        Issuer
     Echo Voted -- For               For      3) Approve a proposal to authorize us, with the approval of             Issuer
                                              the Board of Directors, to issue and sell shares of our
                                              common stock (during the next 12 months) at a price below its then current net asset value per share subject to certain
                                              limitations, all as more fully described in the proxy
                                              statement.
     Echo Voted -- For               For      4) Ratify the selection of PwC (PricewaterhouseCoopers LLP)             Issuer
                                              as the independent registered public accounting firm.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
      MEDICAL ACTION              11-AUG-11                            58449L-100                                      MDCI
     INDUSTRIES INC.

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect William Burke as director for term ending 2014               Issuer
     Echo Voted -- For               For      1.2) Elect Kenneth Davidson as director for term ending 2014            Issuer
     Echo Voted -- For               For      2) Ratify the selection of Grant Thornton LLP as independent            Issuer
                                              registered public accounting firm
     Echo Voted -- For               For      3) Approve, on an advisory basis, the compensation of named             Issuer
                                              executive officers, as disclosed in the company's Proxy
                                              Statement for the 2011 Annual Meeting of Shareholders
                                              pursuant to the compensation disclosure rules of the
                                              Securities and Exchange Commission.
     Echo Voted -- For             1 year     4) Select the preferred voting frequency -- one year, two               Issuer
                                              years, three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
   SARATOGA INVESTMENT            27-SEP-11                            80349A-208                                      SAR
          CORP.

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect G. Cabell Williams as director                               Issuer
     Echo Voted -- For               For      1.2) Elect Michael Grisius as director                                  Issuer
     Echo Voted -- Against           For      2) Approve a proposal to authorize the Company to sell or               Issuer
                                              otherwise issue the Company's common stock at a price below the Company's then current net asset value per share.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
   FULL CIRCLE CAPITAL            08-DEC-11                            359671-104                                      FULL
       CORPORATION

           VOTE                 FOR / AGAINST         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                 MANAGEMENT                                                                      SECURITY HOLDER

            For                      For      1) Elect Edward Cohen as director                                       Issuer
            For                      For      2) Ratify the selection of Rothstein, Kass & Company, P.C. to           Issuer
                                              serve as the independent registered public accounting firm.
            For                      For      3) Approve a proposal to authorize the Company, with the                Issuer
                                              approval of its Board of Directors, to sell shares of its
                                              common stock at a price or prices below the Company's then current net asset value per share in one or more offerings, subject to certain conditions as set forth in the proxy
                                              statement.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
     PROSPECT CAPITAL             08-DEC-11                            74348T-102                                      PSEC
       CORPORATION

           VOTE                 FOR / AGAINST         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                 MANAGEMENT                                                                      SECURITY HOLDER

    unvoted - custodian              For      1.1) Elect William Gremp as director for term ending 2014               Issuer
    administrative error
    unvoted - custodian              For      2) Ratify the selection of BDO USA, LLP as independent                  Issuer
    administrative error                      registered public accounting firm
    unvoted - custodian
    administrative error             For      3) Authorize the Company, with approval of its Board of                 Issuer
                                              Directors, to sell shares of its common stock (during the
                                              next 12 months) at a price or prices below the Company's then current net asset value (NAV) per share in one or more
                                              offerings subject to certain conditions as set forth in the accompanying proxy statement (including that the number of shares sold on any given date does not exceed 25% of its
                                              outstanding common stock immediately prior to such sale).


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
 GOLUB CAPITAL BDC, INC.          02-FEB-12                            38173M-102                                      GBDC

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

            For                      For      1.1) Elect John Bailey as director for a term ending 2015               Issuer
            For                      For      1.2) Elect Kenneth Bernstein as director for a term ending 2015         Issuer
            For                      For      2) Ratify the selection of McGladrey & Pullen, LLP as the               Issuer
                                              independent registered public accounting firm.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
    GLADSTONE CAPITAL             16-FEB-12                            376535-100                                      GLAD
       CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Terry Lee Brubaker as director for a term ending 2015        Issuer
     Echo Voted -- For               For      1.2) Elect David A.R. Dullum as director for a term ending 2015         Issuer
     Echo Voted -- For               For      2) Approve a proposal to authorize the Company, with the                Issuer
                                              approval of the Board of Directors, to issue and sell shares of its common stock (during the next 12 months), at a price below its then current net asset value per share, subject to certain limitations set forth in the proxy statement, all as more fully described in the proxy statement.
     Echo Voted -- For               For      3) Ratify audit committee to select PriceWaterHouseCoopers as           Issuer
                                              independent public accounting firm


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
   PENNANTPARK FLOATING           28-FEB-12                            70806A-106                                      PFLT
         RATE CAP

           VOTE                MANAGEMENT FOR        PROPOSALS AT "SPECIAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1) Consider and vote upon a proposal to authorize flexibility           Issuer
                                              for us, with the approval of the Board of Directors, to sell shares of our common stock, during the next 12 months, at a subject to certain limitations described in the joint proxy statement.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
    PENNANTPARK FLOATING          28-FEB-12                            70806A-106                                      PFLT
          RATE CAP

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Marshall Brozost as director for a term ending 2015          Issuer
     Echo Voted -- For               For      1.2) Elect Samuel Katz as director for a term ending 2015               Issuer
     Echo Voted -- For               For      2) Ratify the selection of KPMG as the independent registered           Issuer
                                              public accounting firm.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
  PENNANTPARK INVESTMENT          28-FEB-12                            708062-104                                      PNNT
       CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Adam Bernstein as director for a term ending 2015            Issuer
     Echo Voted -- For               For      1.2) Elect Jeffrey Flug as director for a term ending 2015              Issuer
     Echo Voted -- For               For      2) Ratify the selection of KPMG as the independent registered           Issuer
                                              public accounting firm.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
  PENNANTPARK INVESTMENT          28-FEB-12                            708062-104                                      PNNT
       CORPORATION
           VOTE                MANAGEMENT FOR        PROPOSALS AT "SPECIAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

 Echo Voted -- For                   For      1) Consider and vote upon a proposal to authorize flexibility           Issuer
                                              for us, with the approval of the Board of Directors, to sell shares of our common stock, during the next 12 months, at a subject to certain limitations described in the joint proxy statement.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
   MEDLEY CAPITAL CORP.           09-MAR-12                            58503F-106                                      MCC

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Andrew Fentress as director for a term ending 2015           Issuer
     Echo Voted -- For               For      1.2) Elect Richard Dorfman as director for a term ending 2015           Issuer
     Echo Voted -- For               For      2) Ratify selection of Ernsy & Young LLP as company's                   Issuer
                                              independent public accounting firm
     Echo Voted -- For               For      3) Approve authorization of Medley Capital Corporation, with            Issuer
                                              the approval of its Board of Directors, to sell shares of its common stock at a price or prices below Medley Capital
                                              Corporation's then current net asset value per share in one or more offerings, subject to certain conditions as set forth in the proxy statement (including, without limitation,
                                              that the number of shares issued does not exceed 25% of the
                                              Company's then outstanding common stock, at a price below, but no more than 20% below, its then current net asset value).
     Echo Voted -- For               For      4) Approve authorization of Medley Capital Corporation to               Issuer
                                              issue securities to subscribe to, convert to, or purchase
                                              shares of Medley Capital Corporation's common stock in one or more offerings.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
     MVC CAPITAL, INC.            12-MAR-12                            553829-102                                      MVC

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Emilio Dominianni as director                                Issuer
     Echo Voted -- For               For      1.2) Elect Gerald Hellerman as director                                 Issuer
     Echo Voted -- For               For      1.3) Elect Warren Holtsberg as director                                 Issuer
     Echo Voted -- For               For      1.4) Elect Robert Knapp as director                                     Issuer
     Echo Voted -- For               For      1.5) Elect William Taylor as director                                   Issuer
     Echo Voted -- For               For      1.6) Elect Michael Tokarz (Chairman) as director                        Issuer
     Echo Voted -- For               For      2) Ratify the selection of Ernst & Young LLP as the
                                              independent registered public accounting firm.                          Issuer


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
FIFTH STREET FINANCE CORP.        04-APR-12                            31678A-103                                      FSC

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Leonard Tannenbaum as director for term ending 2015          Issuer
     Echo Voted -- For               For      1.2) Elect Bernard Berman as director for term ending 2015              Issuer
     Echo Voted -- For               For      2) Ratify the selection of PricewaterhouseCoopers LLP as the            Issuer
                                              independent registered public accounting firm.
     Echo Voted -- For               For      3) Amend the investment advisory agreement between the                  Issuer
                                              Company and its investment adviser in order to change the
                                              structure of the income incentive fee payable to the
                                              investment adviser in a manner that would reduce the "hurdle rate" rquired for the investment adviser to ear, and be paid, the income income incentive fee.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
  AMERICAN CAPITAL, LTD.          27-APR-12                            02503Y-103                                      ACAS

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Mary Baskin as director                                      Issuer
     Echo Voted -- For               For      1.2) Elect Neil Hahl as director                                        Issuer
     Echo Voted -- For               For      1.3) Elect Philip Harper as director                                    Issuer
     Echo Voted -- For               For      1.4) Elect John Koskinen as director                                    Issuer
     Echo Voted -- For               For      1.5) Elect Stan Lundine as director                                     Issuer
     Echo Voted -- For               For      1.6) Elect Kenneth Peterson as director                                 Issuer
     Echo Voted -- For               For      1.7) Elect Alvin Puryear as director                                    Issuer
     Echo Voted -- For               For      1.8) Elect Malon Wilkus as director                                     Issuer
     Echo Voted -- For               For      2) Adopt an amendment to the Third Amended and Restated                 Issuer
                                              Certificate of Incorporation to preserve certain tax benefits.
     Echo Voted -- For               For      3) Ratify Ernst & Young LLP as the independent registered               Issuer
                                              public accounting firm for the fiscal year 2009.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
 HATTERAS FINANCIAL CORP.         02-MAY-12                            41902R-103                                      HTS

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

            For                      For      1.1) Elect Michael Hough (Chairman & CEO) as director                   Issuer
            For                      For      1.2) Elect Benjamin Hough (President & COO) as director                 Issuer
            For                      For      1.3) Elect David Berson as director                                     Issuer
            For                      For      1.4) Elect Ira Kawaller as director                                     Issuer
            For                      For      1.5) Elect Jeffrey Miller as director                                   Issuer
            For                      For      1.6) Elect Thomas Wren as director                                      Issuer
            For                      For      2) Ratify the selection of Ernst & Young LLP as the
                                              independent registered public accounting firm.                          Issuer
            For                      For      3) Approve, on an advisory basis, the compensation of named             Issuer
                                              executive officers, as disclosed in the company's Proxy
                                              Statement for the 2012 Annual Meeting of Shareholders
                                              pursuant to the compensation disclosure rules of the
                                              Securities and Exchange Commission.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
     TRIANGLE CAPITAL             02-MAY-12                            895848-109                                      TCAP
       CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

            For                      For      1.1) Elect Garland Tucker, III (Chairman, CEO, & President)             Issuer
                                              as director
            For                      For      1.2) Elect Brent Burgess as director                                    Issuer
            For                      For      1.3) Elect Stephen Lilly as director                                    Issuer
            For                      For      1.4) Elect W. McComb Dunwoody as director                               Issuer
            For                      For      1.5) Elect Mark Gambill as director                                     Issuer
            For                      For      1.6) Elect Benjamin Goldstein as director                               Issuer
            For                      For      1.7) Elect Simon Rich, Jr. as director                                  Issuer
            For                      For      1.8) Elect Sherwood Smith, Jr. as director                              Issuer
            For                      For      2) Approve a proposal to authorize the Company, pursuant to             Issuer
                                              appproval of its board of directors, to sell shares of its common stock or warrants, options or rights to acquire its common stock during the next year at a price below the
                                              Company's then current net asset value (i.e., book value) per share.
            For                      For      3) Approve the Company's 2012 Cash Incentive Plan.                      Issuer
            For                      For      4) Approve the increase in the maximum aggregate number of              Issuer
                                              shares of the Company's common stock available for issuance under the Amended and Restated 2007 Equity Incentive Plan.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
   GLADSTONE COMMERCIAL           03-MAY-12                            376536-108                                      GOOD
       CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Terry Lee Brubaker as director                               Issuer
     Echo Voted -- For               For      1.2) Elect A.R. Dullum as director                                      Issuer
     Echo Voted -- For               For      1.3) Elect Jack Reilly as director                                      Issuer
     Echo Voted -- For               For      2) Ratify the selection of PwC (PricewaterhouseCoopers LLP)             Issuer
                                              as the independent registered public accounting firm.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
    SOLAR CAPITAL LTD.            03-MAY-12                            83413U-100                                      SLRC

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

            For                      For      1.1) Elect Michael Gross as director                                    Issuer
            For                      For      1.2) Elect Leonard Potter as director                                   Issuer
            For                      For      2) Authorize the Company, with approval of its Board of                 Issuer
                                              Directors, to sell shares of its common stock at a price
                                              or prices below the Company's then current net asset value per share in one or more offerings. The number of shares issued shall not exceed 25% of the Company's then outstanding common stock immediately prior to each such offering.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
   NEW MOUNTAIN FINANCE           08-MAY-12                            647551-100                                      NMFC
        CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

            For                      For      1) Elect David Ogens as director                                        Issuer
            For                      For      2) Authorize, on a pass-through basis, New MountaiN Finance             Issuer
                                              Holdings, LLC to amend and restate the Investment Advisory and Managemenr Agreement between New Mountain Finance
                                              Holdings, LLC and New Mountain Finance Advisers BDC, LLC


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
   CYS INVESTMENTS, INC.          10-MAY-12                            12673A-108                                      CYS

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

            For                      For      1.1) Elect Kevin Grant as director                                      Issuer
            For                      For      1.2) Elect Tanya Beder as director                                      Issuer
            For                      For      1.3) Elect Douglas Crocker, II as director                              Issuer
            For                      For      1.4) Elect Jeffrey Hughes as director                                   Issuer
            For                      For      1.5) Elect Stephen Jonas as director                                    Issuer
            For                      For      1.6) Elect R.A. Redlingshafer as director                               Issuer
            For                      For      1.7) Elect James Stern as director                                      Issuer
            For                      For      1.8) Elect David Tyson, Ph.D as director                                Issuer
            For                      For      2) Approve, on an advisory basis, the compensation of named             Issuer
                                              executive officers, as disclosed in the company's Proxy
                                              Statement for the 2012 Annual Meeting of Shareholders
                                              pursuant to the compensation disclosure rules of the
                                              Securities and Exchange Commission.
          1 year                     1 year   3) Select the preferred voting frequency -- one year, two               Issuer
                                              years, three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.
            For                      For      4) Ratify the selection of Deloitte & Touche LLP as                     Issuer
                                              independent registered public accounting firm


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
       MARKEL CORP.               14-MAY-12                            570535-104                                      MKL

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

    unvoted - custodian              For      1.1) Elect J. Alfred Broaddus, Jr. as director
    administrative error                                                                                               Issuer
    unvoted - custodian              For      1.2) Elect Douglas Eby as director
    administrative error                                                                                              Issuer
    unvoted - custodian              For      1.3) Elect Stewart Kasen as director
    administrative error                                                                                              Issuer
    unvoted - custodian              For      1.4) Elect Alan Kirshner (Chairman & CEO) as director
    administrative error                                                                                              Issuer
    unvoted - custodian              For      1.5) Elect Lemuel Lewis as director
    administrative error                                                                                              Issuer
    unvoted - custodian              For      1.6) Elect Darrell Martin as director
    administrative error                                                                                              Issuer
    unvoted - custodian              For      1.7) Elect Anthony Markel (Vice-Chairman & ex-COO) as
    administrative error                      director                                                                Issuer
    unvoted - custodian              For      1.8) Elect Steven Markel (Vice Chairman) as director
    administrative error                                                                                              Issuer
    unvoted - custodian              For      1.9) Elect Jay Weinberg as director
    administrative error                                                                                              Issuer
    unvoted - custodian              For      1.10) Elect Debora Wilson as director
    administrative error                                                                                              Issuer
    unvoted - custodian              For      2) Ratify the selection of KPMG LLP as the independent
    administrative error                      registered public accounting firm.                                      Issuer
    unvoted - custodian                       3) Adoption of the Company's 2012 Equity Incentive
    administrative error                      Compensation Plan                                                       Issuer


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
   NGP CAPITAL RESOURCES          16-MAY-12                            62912R-107                                      NGPC
          COMPANY

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect David Albin as director                                      Issuer
     Echo Voted -- For               For      1.2) Elect Lon Kile as director                                         Issuer
     Echo Voted -- For               For      2) Ratify the selection of Ernst & Young LLP as the
                                              independent registered public accounting firm.                          Issuer
     Echo Voted -- For               For      3) Adjourn the annual meeting, if necessary, to solicit                 Issuer
                                              additional proxies if there are not sufficient votes to
                                              approve items #1 & #2


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
     FIDELITY NATIONAL            23-MAY-12                            31620R-105                                      FNF
      FINANCIAL, INC.

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Frank Willey as director                                     Issuer
     Echo Voted -- For               For      1.2) Elect Willie Davis as director                                     Issuer
     Echo Voted -- For               For      2) Approve, on an advisory basis, the compensation of named             Issuer
                                              executive officers, as disclosed in the company's Proxy
                                              Statement for the 2012 Annual Meeting of Shareholders
                                              pursuant to the compensation disclosure rules of the
                                              Securities and Exchange Commission.
     Echo Voted -- For               For      3) Ratify the selection of KPMG LLP as the independent
                                              registered public accounting firm.                                      Issuer


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
      ANNALY CAPITAL              24-MAY-12                            035710-409                                      NLY
     MANAGEMENT, INC.

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect W. Denahan-Norris as director                                Issuer
     Echo Voted -- For               For      1.2) Elect Michael Haylon as director                                   Issuer
     Echo Voted -- For               For      1.3) Elect Donnell Segalas as director                                  Issuer
     Echo Voted -- For               For      1.4) Elect Jonathan Green as director                                   Issuer
     Echo Voted -- For               For      2) Ratify the selection of Ernst & Young LLP as the
                                              independent registered public accounting firm.                          Issuer


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
     NORTHSTAR REALTY             24-MAY-12                            66704R-100                                      NRF
       FINANCE CORP.

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect C. Preston Butcher as director                               Issuer
     Echo Voted -- For               For      1.2) Elect Stephen Cummings as director                                 Issuer
     Echo Voted -- For               For      1.3) Elect David Hamamoto (Chairman & CEO) as director                  Issuer
     Echo Voted -- For               For      1.4) Elect Judith Hannaway as director                                  Issuer
     Echo Voted -- For               For      1.5) Elect Oscar Junquera as director                                   Issuer
     Echo Voted -- For               For      1.6) Elect Wesley Minami as director                                    Issuer
     Echo Voted -- For               For      1.7) Elect Louis Paglia as director                                     Issuer
     Echo Voted -- For               For      1.8) Elect Sridhar Sambamurthy as director                              Issuer
     Echo Voted -- For               For      2) Approve the NorthStar Realty Finance Corp. Amended and
                                              Restated 2004 Omnibus Stock Incentive Plan                              Issuer
     Echo Voted -- For               For      3) Approve, on an advisory basis, the compensation of named             Issuer
                                              executive officers, as disclosed in the company's Proxy
                                              Statement for the 2012 Annual Meeting of Shareholders
                                              pursuant to the compensation disclosure rules of the
                                              Securities and Exchange Commission.
     Echo Voted -- For               For      4) Ratify the selection of Grant Thornton LLP as independent            Issuer
                                              registered public accounting firm


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
    COMPASS DIVERSIFIED           30-MAY-12                            20451Q-104                                      CODI
         HOLDINGS

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect C. Sean Day as director                                      Issuer
     Echo Voted -- For               For      1.2) Elect D. Eugene Ewing as director                                  Issuer
     Echo Voted -- For               For      2) Approve, on an advisory basis, the compensation of named             Issuer
                                              executive officers, as disclosed in the company's Proxy
                                              Statement for the 2012 Annual Meeting of Shareholders
                                              pursuant to the compensation disclosure rules of the
                                              Securities and Exchange Commission.
     Echo Voted -- For               For      4) Ratify the selection of Grant Thornton LLP as independent            Issuer
                                              registered public accounting firm


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
   HERCULES TECHNOLOGY            30-MAY-12                            427096-508                                      HTGC
   GROWTH CAPITAL, INC.

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1) Elect Allyn Woodward, Jr. as director                                Issuer
     Echo Voted -- For               For      2) Ratify the selection of PwC (PricewaterhouseCoopers LLP)
                                              as the independent registered public accounting firm.                   Issuer
     Echo Voted -- For               For      3) Approve, on an advisory basis, the compensation of named             Issuer
                                              executive officers, as disclosed in the company's Proxy
                                              Statement for the 2012 Annual Meeting of Shareholders
                                              pursuant to the compensation disclosure rules of the
                                              Securities and Exchange Commission.
     Echo Voted -- For               For      4) Authorize the Company, with approval of the board of                 Issuer
                                              directors, to sell or otherwise issue up to 20% of the
                                              Company's outstanding common stock at a price below the
                                              Company's then current net asset value per share
     Echo Voted -- For               For      5) Authorize the Company, with approval of the board of                 Issuer
                                              directors, to offer and issue debt with warrants or debt
                                              convertible into shares of its common stock at an exercise or conversion price that, at the time such warrants or
                                              convertible debt are issued, will not be less than the market value per share but may be below the Company's then current
                                              NAV per share.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
  MCG CAPITAL CORPORATION         30-MAY-12                            58047P-107                                      MCGC

           VOTE                MANAGEMENT FOR     PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS" [VOTED        PROPOSED BY ISSUER OR
                                  / AGAINST                        OPPOSITION BALLOT]                            SECURITY HOLDER
                                                                   ----------

     Echo Voted -- For               For      1) Elect A. Hugh Ewing, III as director                                 Issuer
     Echo Voted -- For               For      2) Elect Kenneth O'Keefe as director                                    Issuer
     Echo Voted -- For               For      3) Elect Gavin Saitowitz as director                                    Issuer
     Echo Voted -- For               For      4) Ratify the selection of Ernst & Young LLP as the
                                              independent registered public accounting firm.                          Issuer
     Echo Voted -- For               For      5) Approve, on an advisory basis, the compensation of named             Issuer
                                              executive officers, as disclosed in the company's Proxy
                                              Statement for the 2012 Annual Meeting of Shareholders
                                              pursuant to the compensation disclosure rules of the
                                              Securities and Exchange Commission.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
  BLACKROCK KELSO CAPITAL         31-MAY-12                            092533-108                                      BKCC
        CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect William Mayer as director                                    Issuer
     Echo Voted -- For               For      1.2) Elect F. De Saint Phalle as director                               Issuer
     Echo Voted -- For               For      2) Authorize flexibility for the Company, with approval of              Issuer
                                              the Board of Directors, to sell or otherwise issue shares of its common stock (during the next 12 months) at a price below the Company's then current net asset value per share in one or more offerings, subject to certain limitations set forth in the proxy statement.
     Echo Voted -- For               For      3) Ratify the selection of Deloitte & Touche LLP as                     Issuer
                                              independent registered public accounting firm


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
 ARES CAPITAL CORPORATION         04-JUN-12                            04010L-103                                      ARCC

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Gregory Penske as director                                   Issuer
     Echo Voted -- For               For      1.2) Elect Robert Rosen as director                                     Issuer
     Echo Voted -- For               For      1.3) Elect Bennett Rosenthal as director                                Issuer
     Echo Voted -- For               For      2) Ratify the selection of KPMG LLP as the independent
                                              registered public accounting firm.                                      Issuer
     Echo Voted -- For               For      3) Authorize the Company, with approval of the Board of                 Issuer
                                              Directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy
                                              statement.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
  FIDUS INVESTMENT CORP.          06-JUN-12                            316500-107                                      FDUS

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1) Elect Charles Hyman as director                                      Issuer
     Echo Voted -- For               For      2) Authorize the Company, pursuant to approval of the Board             Issuer
                                              of Directors, to sell or otherwise issue shares of its common stock during the next year at a price below its then
                                              current net asset value per share, subject to certain
                                              conditions as set forth in the proxy statement.
     Echo Voted -- For               For      3) Authorize the Company to issue warrants, options or rights           Issuer
                                              to subscribe to, convert to, or purchase the Company's common stock in one or more offerings.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
     THL CREDIT, INC.             07-JUN-12                            872438-106                                      TCRD

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect James Hunt as director                                       Issuer
     Echo Voted -- For               For      1.2) Elect Keith Hughes as director                                     Issuer
     Echo Voted -- For               For      2) Amend the Company's Amended and Restated Certificate of              Issuer
                                              Incorporation to eliminate classification of the Board of
                                              Directors
     Echo Voted -- For               For      3) Ratify the selection of PwC (PricewaterhouseCoopers LLP)             Issuer
                                              as the independent registered public accounting firm.
     Echo Voted -- For               For      4) Authorize the Company to sell or otherwise issue up to 25%           Issuer
                                              of the Company's outstanding common stock at a price below the Company's then current NAV.
     Echo Voted -- For               For      5) Authorize the Company to offer and issue debt with                   Issuer
                                              warrants or debt convertible into shares of its common stock at an exercise or conversion price that, at the time such
                                              warrants or convertible debt are issued, will not be less
                                              than the market value per share but may be below the
                                              Company's then current NAV per share.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
 MEDALLION FINANCIAL CORP.        08-JUN-12                            583928-106                                      TAXI

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Stanley Kreitman as director                                 Issuer
     Echo Voted -- For               For      1.2) Elect Frederick Menowitz as director                               Issuer
     Echo Voted -- For               For      1.3) Elect David Rudnick as director                                    Issuer
     Echo Voted -- For               For      2) Ratify the selection of Weisermazars LLP as the                      Issuer
                                              independent registered public accounting firm.
     Echo Voted -- For               For      3) Approve, on an advisory basis, the compensation of named             Issuer
                                              executive officers, as disclosed in the company's Proxy
                                              Statement for the 2012 Annual Meeting of Shareholders
                                              pursuant to the compensation disclosure rules of the
                                              Securities and Exchange Commission.
     Echo Voted -- 1 year          3 years    4) Select the preferred voting frequency -- one year, two               Issuer
                                              years, three years or abstain -- as to when the company shall hold a shareholder vote to approve the compensation of the named executive officers.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
HORIZON TECHNOLOGY FINANCE        11-JUN-12                            44045A-102                                      HRZN
        CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Gerald Michaud as director                                   Issuer
     Echo Voted -- For               For      1.2) Elect Edmund Mahoney as director                                   Issuer
     Echo Voted -- For               For      1.3) Elect Elaine Sarsynski as director                                 Issuer
     Echo Voted -- For               For      2) Ratify the selection of McGladrey & Pullen, LLP as the               Issuer
                                              independent registered public accounting firm.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
HORIZON TECHNOLOGY FINANCE        11-JUN-12                            44045A-102                                      HRZN
        CORPORATION

           VOTE                MANAGEMENT FOR        PROPOSALS AT "SPECIAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1) Authorize the Company, with approval of its board of                 Issuer
                                              directors, to sell shares of its common stock at a price or prices below the then current net asset value per share in one or more offerings, subject to certain conditions as set forth in the proxy statement.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
    MAIN STREET CAPITAL           15-JUN-11                            56035L-104                                      MAIN
        CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

    unvoted - custodian              For      1.1) Elect Michael Appling Jr. as director                              Issuer
    administrative error
    unvoted - custodian              For      1.2) Elect Joseph Canon as director                                     Issuer
    administrative error
    unvoted - custodian              For      1.3) Elect Arthur French as director                                    Issuer
    administrative error
    unvoted - custodian              For      1.4) Elect J. Kevin Griffin as director                                 Issuer
    administrative error
    unvoted - custodian              For      1.5) Elect Vincent Foster (Chairman & CEO) as director                  Issuer
    administrative error
    unvoted - custodian              For      1.6) Elect Todd Reppert (President & CFO) as director                   Issuer
    administrative error
    unvoted - custodian              For      2) Authorize the Company, with the approval of the Board of             Issuer
    administrative error                      Directors, to sell shares of its common stock during the next
                                              12 months at a price below the then current net asset value
                                              (NAV) per share, subject to certain limitations described in the accompanying proxy statement.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
     KOHLBERG CAPITAL             15-JUN-12                            500233-101                                      KCAP
       CORPORATION

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Christopher Lacovara as director                             Issuer
     Echo Voted -- For               For      1.2) Elect Dayl Pearson as director                                     Issuer
     Echo Voted -- For               For      2) Approve, on an advisory basis, the compensation of named             Issuer
                                              executive officers, as disclosed in the company's Proxy
                                              Statement for the 2012 Annual Meeting of Shareholders
                                              pursuant to the compensation disclosure rules of the
                                              Securities and Exchange Commission.
     Echo Voted -- For               For      3) Approve an amendment of Article I of the Certificate of              Issuer
                                              Incorporation of Kohlberg Capital Corporation to change the
                                              Company's name to KCAP Financial, Inc.
     Echo Voted -- For               For      4) Ratify the selection of Grant Thornton LLP as independent            Issuer
                                              registered public accounting firm


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
     KOHLBERG CAPITAL             22-JUN-12                            500233-101                                      KCAP
       CORPORATION

           VOTE                MANAGEMENT FOR        PROPOSALS AT "SPECIAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1) Authorize the Company, with approval of its board of                 Issuer
                                              directors, to sell shares of its common stock, par value
                                              $0.01 per shares, or warrants, options or rights to acquire such common stock at a price below the then current net asset value per share of such common stock, subject to certain
                                              limitations described in the proxy statement.


       COMPANY NAME             MEETING DATE                              CUSIP                                       TICKER
------------------------------ -------------- -------------------------------------------------------------- ----------------------
    TICC CAPITAL CORP.            27-JUN-12                            87244T-109                                      TICC

           VOTE                MANAGEMENT FOR         PROPOSALS AT "ANNUAL MEETING OF SHAREHOLDERS"           PROPOSED BY ISSUER OR
                                  / AGAINST                                                                      SECURITY HOLDER

     Echo Voted -- For               For      1.1) Elect Jonathan Cohen as director                                   Issuer
     Echo Voted -- For               For      1.2) Elect G. Peter O'brien as director                                 Issuer
     Echo Voted -- For               For      2) Ratify the selection of PwC (PricewaterhouseCoopers LLP)             Issuer
                                              as the independent registered public accounting firm.

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST SPECIALTY FINANCE
                           AND FINANCIAL OPPORTUNITIES FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------
                           Mark R. Bradley, President


Date                       July 24, 2012
                           -------------------------

* Print the name and title of each signing officer under his or her signature.